Fees Summary	Nov. 12, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 167,750,618.22
Previously Paid Amount	0.00
Total Fee Amount	14,594.30
Total Offset Amount	14,594.30
Net Fee	$ 0.00
Offering Table N/A
Offset Table N/A
Combined Prospectus Table N/A	N/A